SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Disclosure of subsequent events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On July 6, 2026, the Company announced that its listing on the New York Stock Exchange LLC ("NYSE") had been approved and that it will voluntarily delist from the NYSE American LLC ("NYSE American").